Consolidated Statements of Financial Position - CAD ($)	Jan. 31, 2023	Jan. 31, 2022
Current assets
Cash	$ 8,307	$ 173,513
Amounts receivable	17,196	324,993
Prepaids and other current assets	49,224	644,422
Total current assets	74,727	1,142,928
Non-current assets
Property and equipment, net (Note 7)	0	18,435
Total assets	74,727	1,161,363
Current liabilities
Accounts payable and accrued liabilities	5,436,024	3,341,261
Due to related parties (Note 18)	964,261	144,867
Income tax payable (Note 19)	0	160,006
Financial guarantee liability (Notes 9 and 21(e))	667,042	218,780
Convertible debentures (Note 10)	0	237,880
Loans payable (Note 11)	80,000	40,000
Warrant liabilities (Note 13(a))	0	353
Total current liabilities	7,147,327	4,143,147
Non-current liabilities
Financial guarantee liability (Notes 9 and 21(e))	440,170	864,515
Loans payable (Note 11)	0	34,559
Warrant liabilities (Note 13(b))	20,700	0
Total liabilities	7,608,197	5,042,221
Deficit
Common shares (Note 12)	76,571,515	75,384,509
Common shares issuable (Note 12(d))	74,000	0
Reserves (Notes 13(c), 14 and 15)	24,581,942	23,655,647
Accumulated other comprehensive income	231,003	249,466
Accumulated deficit	(112,186,681)	(103,170,480)
Deficit attributable to shareholders	(10,728,221)	(3,880,858)
Non-controlling interests (Note 16)	3,194,751	0
Total deficit	(7,533,470)	(3,880,858)
Total liabilities and deficit	$ 74,727	$ 1,161,363